Goldman Sachs Small Cap Growth Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	7.57%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.06%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.91%	7.05%	8.19%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.65%	1.75%	4.15%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	3.08%	4.67%